Employees - Summary of Key Management Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Staff And Management Costs [Line Items]
Salaries and short-term employee benefits	€ (41)	€ (41)	€ (29)
Share-based benefits	(13)	(15)	(10)
Key management compensation excluding non-executive director's fee	(54)	(56)	(39)
Non-Executive Directors’ fees	(2)	(2)	(2)
Key management personnel compensation	(56)	(58)	(41)
Key management personnel of entity or parent
Disclosure Of Staff And Management Costs [Line Items]
Expense from share-based payment transactions	8	12	6
Key management personnel of entity or parent | Executive Directors
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	(13)	(12)	(8)
Key management personnel of entity or parent | Other
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	€ (41)	€ (44)	€ (31)